Financial Instruments - Sensitivity Analysis of Exchange Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
10% strengthening of USD against INR [Member]
Disclosure of foreign exchange rates [Line Items]
Effect of exchange rate changes	$ (19,686)	$ (21,545)
10% strengthening of AED against INR [Member]
Disclosure of foreign exchange rates [Line Items]
Effect of exchange rate changes	3,896	3,950
10% strengthening of INR against AED [Member]
Disclosure of foreign exchange rates [Line Items]
Effect of exchange rate changes	$ 8,039	$ 8,245